Total
Boston Trust Asset Management Fund
Boston Trust Asset Management Fund
Investment Goals
The Boston Trust Asset Management Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Asset Management Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Boston Trust Asset Management Fund Boston Trust Asset Management Fund
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses	Boston Trust Asset Management Fund Boston Trust Asset Management Fund
Management Fee	0.71%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.83%

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Boston Trust Asset Management Fund | Boston Trust Asset Management Fund | USD ($)	85	265	460	1,025

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the fiscal year ended December 31, 2022, the Fund's portfolio turnover rate was 35.52% of the average value of its portfolio excluding the impact of in-kind transactions.

Principal Investment Strategies

The Fund will invest in a diversified portfolio of stocks, bonds and money market instruments, with at least 20% of the Fund's assets invested in each of the following categories: (i) domestic and foreign equity securities, such as common stock and (ii) fixed-income securities, such as U.S. government and agency securities, corporate bonds, money market funds, and cash. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on Boston Trust Walden

Inc.'s (the "Adviser") assessment of the economic and market outlook and the relative attractiveness of stocks, bonds, and money market instruments. "Assets" means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade. The Fund may invest up to 25% of its assets in foreign equity and fixed income securities.

ESG Integration: As part of the investment decision making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) factors may affect a company's revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG factors in investment decision-making is referred to as "ESG integration." The Adviser considers "financial materiality" as it is understood in generally accepted accounting principles — information that would influence the judgment of an informed investor. In addition, the Adviser utilizes active ownership strategies to encourage sustainable business policies and practices (e.g., effective climate risk management) and greater ESG transparency (e.g., increased disclosure of salient ESG risks and opportunities). Active ownership strategies include communicating directly with company management teams or boards; filing proposals for vote at company annual general meetings; voting on ballot items in company proxy statements; and engaging public policymakers. Unlike other funds managed by the Adviser, the Fund is not subject to ESG screening criteria.

Principal Investment Risks
Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
1Q2019	1Q2020
10.75%	(15.19)%
For the period January 1, 2023 through March 31, 2023, the aggregate (non-annualized) total return for the Fund was 4.48%.
Average Annual Total Returns(as of December 31, 2022)
Average Annual Returns - Boston Trust Asset Management Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Boston Trust Asset Management Fund	(14.65%)	6.75%	8.79%	7.89%	Dec. 01, 1995
After Taxes on Distributions | Boston Trust Asset Management Fund	(15.51%)	5.93%	7.90%	6.92%
After Taxes on Distributions and Sale of Fund Shares | Boston Trust Asset Management Fund	(8.01%)	5.25%	7.03%	6.43%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(18.11%)	9.42%	12.56%	9.06%	Dec. 01, 1995
Bloomberg U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	(13.58%)	0.21%	1.16%	4.25%	Dec. 01, 1995
FTSE 3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	1.50%	1.24%	0.74%	2.08%	Dec. 01, 1995

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").